Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2024 CAD ($) $ / bbl	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 375		$ 364
Current borrowings	$ 101		179
Maximum debt to capitalization ratio	65.00%	65.00%
Target net debt to adjusted EBITDA ratio	1.0
Target net debt	$ 4,000
Average crude oil price | $ / bbl	45.00
Committed Credit Facilities, Maturing November 10, 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	$ 2,200
Committed Credit Facilities, Maturing November 10, 2026
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	3,300
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding	0		0
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 101		179
Proportion of ownership interest in joint operation	50.00%
Undrawn borrowing facilities, outstanding	$ 150
WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding	101	$ 75	179	$ 135
Maximum
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	1,700		1,700
Maximum | Maximum
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	1,400
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity		450
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity				225
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	7,132		7,028
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	$ 5,132	$ 3,800	$ 5,028	$ 3,800